Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain (loss) on investments	Retained earnings	Retained earnings Cumulative effect of adoption of accounting guidance
Balance at beginning of year at Dec. 31, 2017		$ 0	$ 28,169	$ 2,396,530	$ (90,281)	$ (56,903)	$ (34,044)	$ 666	$ 4,410,694	$ 0
Redemption of preferred shares			0	0
Change in currency translation adjustment	$ (74,797)					(74,797)
Change in unfunded pension obligation, net of tax	24,859						24,859
Change in fair value of designated cash flow hedges, net of reclassification adjustment	1,877							1,877
Change in unrealized gains or losses on investments, net of tax	(292)							(292)
Net income (loss)	(85,994)								(85,994)
Dividends on common shares									(47,835)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2018	6,516,514	0	28,169	2,396,530	(138,634)	(131,700)	(9,185)	2,251	4,230,449	0
Balance at end of period, tax impact							2,479	0
Redemption of preferred shares			0	0
Change in currency translation adjustment	71,796					71,796
Change in unfunded pension obligation, net of tax	(6,803)						(6,803)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	(1,877)							(1,877)
Change in unrealized gains or losses on investments, net of tax	(407)							(407)
Net income (loss)	936,748								936,748
Dividends on common shares									(199,386)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2019	7,270,169	0	28,169	2,396,530	(75,925)	(59,904)	(15,988)	(33)	4,921,395	$ (14,305)
Balance at end of period, tax impact							4,379	0
Redemption of preferred shares			(2,679)	(61,966)
Change in currency translation adjustment	(5,884)					(5,884)
Change in unfunded pension obligation, net of tax	(14,383)						(14,383)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0							0
Change in unrealized gains or losses on investments, net of tax	187							187
Net income (loss)	254,189								254,189
Dividends on common shares									(50,000)
Dividends on preferred shares	(45,990)								(45,990)
Loss on redemption of preferred shares	(2,341)								(2,341)
Balance at end of year at Dec. 31, 2020	$ 7,326,997	$ 0	$ 25,490	$ 2,334,564	$ (96,005)	$ (65,788)	(30,371)	154	$ 5,062,948
Balance at end of period, tax impact							$ 7,559	$ 0